Document And Entity Information	Jun. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2025
Entity Registrant Name	Apollo Commercial Real Estate Finance, Inc.
Entity Central Index Key	0001467760
Entity Emerging Growth Company	false
Entity File Number	001-34452
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-0467113
Entity Address, Address Line One	9 West 57th Street, 42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Information, Former Legal or Registered Name	n/a
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ARI
Security Exchange Name	NYSE